Other Taxes	12 Months Ended
Dec. 31, 2025
Other Taxes
Other Taxes

9. Other Taxes

	December 31,	December 31,
	2025	2024

	(€ in thousands)
Value added tax	528	690
Wage tax	385	—
Total	913	690

All receivables are considered short-term and due within one year.